Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue by Geographic Market (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 4,543,585	$ 5,309,095
China Domestic Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	3,829,374	4,630,186
Overseas Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 714,211	$ 678,909